LINES OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lines Of Credit
LINES OF CREDIT

NOTE 11 – LINES OF CREDIT

JPMorgan Chase

In December 2023, the Company entered into a $2,000,000 variable rate line of credit with JPMorgan. The purpose of the new line of credit was to consolidate the balances outstanding on the note payable and the previous line of credit, which had matured. The line of credit matured on December 31, 2024. The line of credit had an annual interest rate of the Adjusted SOFR (Secured Overnight Financing Rate) Rate plus 3.00%.

On January 1, 2025, the maturity date of the line of credit was extended to December 31, 2025. Upon the maturity date extension the annual interest rate was increased to the Adjusted SOFR Rate plus 3.50%.

The line of credit is secured by a pledge of $2,100,000 in the Company’s deposit accounts (restricted cash) at JPMorgan. The outstanding principal balance on the line of credit was $802,738 at March 31, 2025 and December 31, 2024.

Morgan Stanley

During February 2023, the Company entered into a variable rate line of credit with Morgan Stanley which was secured by the marketable securities held in our brokerage account (See Note 5 – Marketable Investment Securities). The Company terminated the brokerage agreement during the year ended December 31, 2024, liquidated the vast majority of its investments and has $10,114 recorded in cash and cash equivalents on its unaudited condensed consolidated balance sheet as of March 31, 2025 and December 31, 2024.

NOTE 13 – LINES OF CREDIT

JPMorgan Chase

In December 2023, the Company entered into a $2,000,000 variable rate line of credit with JPMorgan. The purpose of the new line of credit was to consolidate the balances outstanding on the note payable and the previous line of credit, which had matured. The line of credit matures on December 31, 2024. The line of credit has an annual interest rate of the Adjusted SOFR (Secured Overnight Financing Rate) Rate plus 3.00%.

The line of credit is secured by a pledge of $2,100,000 in the Company’s deposit accounts (restricted cash) at JPMorgan. The outstanding principal balance on the line of credit was $802,738 at December 31, 2024 and 2023.

Morgan Stanley

During February 2023, the Company entered into a variable rate line of credit with Morgan Stanley which was secured by the marketable securities held in our brokerage account (See Note 6 – Marketable Investment Securities). The Company terminated the brokerage agreement during the year ended December 31, 2024, liquidated the vast majority of its investments and has $10,114 recorded in cash and cash equivalents on its balance sheet as December 31, 2024. The outstanding balance of the line of credit at December 31, 2023 was $1,980,937.